GW & K Municipal Enhanced Yield Fund (Prospectus Summary) | GW & K Municipal Enhanced Yield Fund
GW&K Municipal Enhanced Yield Fund
INVESTMENT OBJECTIVE
The investment objective of the GW&K Municipal Enhanced Yield Fund (the "Fund") is to provide investors with a high level of current income that is exempt from federal income tax.
Capital appreciation is also an objective, but is secondary to income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GW & K Municipal Enhanced Yield Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.66%	0.66%	0.41%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.42%	1.17%	0.92%
Fee Waiver and Expense Reimbursements	[2]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.15%	0.90%	0.65%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[2]	Managers Investment Group LLC (the "Investment Manager") and Gannett Welsh & Kotler, LLC ("GW&K") have contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.14%, 0.89% and 0.64%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund's investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. The Example reflects the impact of the Fund's contractual expense limitation through May 1, 2013.
Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example GW & K Municipal Enhanced Yield Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	117	423	751	1,679
Service Class	92	345	618	1,396
Institutional Class	66	266	483	1,107

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 31%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund's net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.

The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and high yield securities. High yield securities (commonly known as "junk bonds") are those securities that are rated below investment grade (i.e., rated below Baa/BBB by
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation
("S&P"), respectively, or another nationally recognized statistical rating organization, or unrated but determined by GW&K, the Fund's Subadvisor, to be of comparable credit quality). The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund's average weighted portfolio maturity and duration will vary from time to time depending on the Subadvisor's views on the direction of interest rates.

Although the Fund seeks to be diversified by geography and sector, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than
10 years to maturity that offer higher yields. Presently, a significant portion of the Baa/BBB municipal security universe is composed of hospital bonds.
Accordingly, hospital bonds currently, and may in the future, comprise a significant portion of the Fund's portfolio.

Within limits, the Fund also may use certain derivatives (e.g., futures, options), which are investments whose value is determined by underlying securities, indices or reference rates.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund.

Credit and Counterparty Risk-the issuer of bonds or other debt securities or a counterparty to a derivatives contract may not be able to meet interest, principal or settlement payments or otherwise honor its obligations.

High Yield Risk-below-investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, and liquidity risk.

Inflation Risk-the price of an asset, or the income generated by an asset, may not keep up with the cost of living.

Interest Rate Risk-fixed-coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk-particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Market Risk-market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Municipal Market Risk-factors unique to the municipal bond market may negatively affect the value of municipal bonds.

Prepayment Risk-many bonds and debt securities have call provisions that may result in debtors paying back the debt prior to maturity during periods of decreasing interest rates.

Reinvestment Risk-investors may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Sector Risk-companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the
Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Hospital bonds currently, and may in the future, comprise a significant portion of the Fund's portfolio. Unique risks of the hospital sector, including, but not limited to, rising costs, increase in the number of uninsured patients, and government intervention in the health care sector, may hinder issuers' ability to service hospital bonds.
PERFORMANCE
The following performance information illustrates the risks of investing in the
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes)
is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.managersinvest.com or call
800.835.3879.

The performance information shown in the bar chart is that of the Fund's
Institutional Class shares and includes historical performance of the Fund for periods prior to November 10, 2008, which was the date the Fund was reorganized from BNY Hamilton to Managers.
Calendar Year Total Returns as of 12/31/11 (Institutional Class)

Best Quarter: 13.28% (1st Quarter 2009) Worst Quarter: -17.67% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns GW & K Municipal Enhanced Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Investor Class	Investor Class Return Before Taxes	13.48%		11.05%	Jul. 27, 2009
Service Class	Service Class Return Before Taxes	13.65%		11.29%	Jul. 27, 2009
Institutional Class	Institutional Class Return Before Taxes	13.94%	3.17%	3.86%	Dec. 30, 2005
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	13.86%	3.11%	3.81%	Dec. 30, 2005
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.76%	3.28%	3.88%	Dec. 30, 2005
Barclays U.S. Municipal Bond BAA Index	Barclays U.S. Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)	11.84%	2.29%	9.80%	Jul. 27, 2009	3.15%	Dec. 30, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional
Class shares only, and after-tax returns for Investor Class and Service Class shares will vary.